COMMITMENTS AND CONTINGENCIES - Narrative (Details) (Successor, USD $) In Millions, unless otherwise specified			3 Months Ended
	Dec. 27, 2013	Dec. 28, 2012	Sep. 27, 2013 Selling, general and administrative expenses	Dec. 27, 2013 Employment contracts
Loss Contingencies [Line Items]
Other commitment				$ 5.4
Contingent liability for outstanding letters of credit	10.5	8.9
Litigation settlement, expense			$ 20.5